Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue	$ 246,246	$ 194,913	$ 171,854
Cost of revenue:
Total cost of revenue	42,557	37,879	35,823
Gross profit	203,689	157,034	136,031
Operating expenses:
Sales and marketing	76,389	61,305	61,610
Research and development	65,541	54,377	46,573
General and administrative	47,937	32,134	29,368
Total operating expenses	189,867	147,816	137,551
Operating income (loss)	13,822	9,218	(1,520)
Financial income, net	68,483	2,179	2,935
Income before income tax expense	82,305	11,397	1,415
Income tax expense	10,909	5,616	3,291
Net income (loss)	71,396	5,781	(1,876)
Net income (loss) per share:
Basic net income (loss) per share attributable to ordinary shareholders	70,433	(9,344)	(10,039)
Diluted net income (loss) per share attributable to ordinary shareholders	$ 70,433	$ (9,344)	$ (10,039)
Basic net income (loss) per ordinary share (in USD per share)	$ 0.49	$ (0.08)	$ (0.08)
Diluted net income (loss) per share (in USD per share)	$ 0.44	$ (0.08)	$ (0.08)
Weighted average number of ordinary shares used in computing basic net income (loss) per share (in shares)	144,002,394	123,696,624	121,560,817
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	161,538,579	123,696,624	121,560,817
Other comprehensive income (loss)
Unrealized gain (loss) on hedging transactions, net of taxes of $129 and $165 for the year ended December 31, 2021 and 2020 respectively	$ (944)
Unrealized gain (loss) on hedging transactions, net of taxes of $129 and $165 for the year ended December 31, 2021 and 2020 respectively		$ 1,212	$ 620
Foreign currency translation adjustments	995	(695)	(25)
Total other comprehensive income, net of tax	51	517	595
Total comprehensive income (loss)	71,447	6,298	(1,281)
Subscription services
Revenue:
Total revenue	120,889	100,614	81,505
Cost of revenue:
Total cost of revenue	9,369	8,795	6,585
Term-license
Revenue:
Total revenue	62,428	29,131	5,142
Cost of revenue:
Total cost of revenue	2,299	1,709	189
Perpetual license and other
Revenue:
Total revenue	34,169	42,136	59,175
Cost of revenue:
Total cost of revenue	9,817	9,370	10,049
Professional services
Revenue:
Total revenue	28,760	23,032	26,032
Cost of revenue:
Total cost of revenue	$ 21,072	$ 18,005	$ 19,000